Administrative And Legal Expenses	2 Months Ended
Dec. 31, 2020
Arrival Group [member]
Statements [Line Items]
Administrative And Legal Expenses
8. ADMINISTRATIVE AND LEGAL EXPENSES

In thousands of euro	2020
Other	(53)
Audit fees	(49)
Legal fees	(3,285)

Total other expenses	(3,387)

Legal expenses relate to due diligence fees and legal fees which relate to the work that was carried out in 2020 in relation to the merger with CIIG
.